Subsequent Events (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 01, 2024	Sep. 19, 2024	Sep. 13, 2024	Aug. 31, 2024	Aug. 15, 2024	Apr. 25, 2024	Mar. 15, 2024	Oct. 11, 2024	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Feb. 29, 2024	Feb. 28, 2023	Sep. 18, 2024	Aug. 14, 2024	Jul. 11, 2024	May 24, 2024	Mar. 11, 2024	Mar. 10, 2024	Mar. 08, 2024	Mar. 07, 2024
Subsequent Event [Line Items]
Common stock, shares authorized				250,000,000						250,000,000		1,200,000	1,200,000							250,000,000	1,200,000
Interest rate																7.50%	7.50%
Net proceeds										$ 140,000			$ 281,000
Number of purchase of shares													$ 17,295,873
Series I Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									192,502
Securities Purchase Agreement [Member] | Series I Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of stock, shares				24,834	4,967
Sale of stock, shares price				$ 3.02	$ 3.02					$ 3.02
Sale of stock proceeds				$ 75,000	$ 15,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized																		250,000,000	1,200,000	250,000,000	1,200,000
Principal amount								$ 2,802,654							$ 2,000,000
Outstanding payment				$ 1,416,553						$ 1,416,553
Related party advances								$ 84,060
Conversion percentage			100.00%
Stockholders equity minimum required														$ 2,500,000
Debt instrument description		Company’s common stock at a conversion price of eighty percent (80%) of the lowest traded price of the common stock during the twenty (20) business days prior to Alumni’s delivery of a notice of conversion (the “Conversion Price’), subject to adjustment in the event the Company is no longer DWAC eligible, is subject to a DTC “chill” and/or the Company ceases to be a reporting issuer. Notwithstanding the foregoing, conversions will be subject to limitation whereby such conversion would result in beneficial ownership by Alumni and its affiliates of more than 9.99% of the outstanding shares of Company’s common stock (the “Beneficial Ownership Limitation”) or would exceed 19.99% of the Company’s outstanding common stock
Warrants to purchase of common stock		96,774
Exercise price per share		$ 3.10
Warrants exercise term		5 years
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount		$ 300,000
Interest rate		10.00%
Maturity date		Dec. 19, 2024
Total consideration		$ 250,000
Net proceeds		230,000
Original issue discount		50,000
Number of purchase of shares		$ 10,000,000
Sale of stock description		Pursuant to the Common Stock SPA, the “Purchase Price” means the lowest traded price of Company common stock during the five (5) business days prior a closing date multiplied by eighty nine percent (89%). No Purchase Notice will be made without an effective registration statement and no Purchase Notice will be in an amount greater than $500,000.
Stock Issued During Period, Shares, New Issues		32,786
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series I Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of stock, shares	66,225
Sale of stock, shares price	$ 3.02
Sale of stock proceeds	$ 200,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Interest rate		22.00%
Number of purchase of shares		$ 10,000,000
Subsequent Event [Member] | Messrs Kerby And Monaco [Member]
Subsequent Event [Line Items]
Conversion percentage			56.30%
Converted amount			$ 1,500,000
Outstanding principal amount			$ 2,666,790
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Messrs Monaco and Kerby [Member]
Subsequent Event [Line Items]
Principal amount							$ 500,000
Interest rate							7.50%
Maturity date							Feb. 28, 2025
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Related Party [Member]
Subsequent Event [Line Items]
Principal amount						$ 1,000,000
Interest rate						7.50%
Debt instrument, term						1 year